Quarterly Holdings Report
for
Fidelity® Enhanced Small Cap ETF
March 31, 2025
CPE-NPRT3-0525
1.9910071.101
Common Stocks - 98.7%
	Shares	Value ($)
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	134,763	885,393
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (b)	43,076	451,436
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Teekay Tankers Ltd Class A	62,555	2,393,980
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	87,106	700,332
TOTAL CANADA		3,094,312
IRELAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp (c)	27,316	267,424
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC (b)	61,918	2,800,551
TOTAL IRELAND		3,067,975
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	46,029	1,729,770
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd (c)	205,176	1,682,443
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	30,135	1,102,941
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	131,356	2,518,095
THAILAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (b)	27,377	5,407,231
UNITED STATES - 97.5%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.8%
AST SpaceMobile Inc Class A (b)(c)	46,127	1,048,928
Atn International Inc	55,506	1,127,327
Bandwidth Inc Class A (b)	192,053	2,515,894
Cogent Communications Holdings Inc	16,960	1,039,818
IDT Corp Class B	5,958	305,705
Lumen Technologies Inc (b)	1,772,354	6,947,628
Shenandoah Telecommunications Co	23,156	291,070
		13,276,370
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (b)(c)	110,729	317,792
Cinemark Holdings Inc (c)	168,119	4,184,482
Lions Gate Entertainment Corp Class A (b)(c)	80,215	709,902
Lions Gate Entertainment Corp Class B (b)	143,229	1,134,374
Madison Square Garden Entertainment Corp Class A (b)	77,871	2,549,497
Marcus Corp/The	24,977	416,866
		9,312,913
Interactive Media & Services - 1.0%
TrueCar Inc (b)	230,548	364,266
Vimeo Inc Class A (b)(c)	1,013,844	5,332,819
Yelp Inc Class A (b)	295,554	10,944,366
ZipRecruiter Inc Class A (b)	51,581	303,812
		16,945,263
Media - 0.4%
Gannett Co Inc (b)	393,045	1,135,900
John Wiley & Sons Inc Class A (c)	137,348	6,120,227
		7,256,127
Wireless Telecommunication Services - 0.2%
Spok Holdings Inc	13,660	224,570
Telephone and Data Systems Inc	85,813	3,324,396
		3,548,966
TOTAL COMMUNICATION SERVICES		50,339,639

Consumer Discretionary - 10.2%
Automobile Components - 0.4%
American Axle & Manufacturing Holdings Inc (b)	476,635	1,939,904
Cooper-Standard Holdings Inc (b)	122,882	1,882,552
Dana Inc	44,270	590,119
Goodyear Tire & Rubber Co/The (b)	287,326	2,654,893
		7,067,468
Automobiles - 0.4%
Winnebago Industries Inc	196,826	6,782,623
Diversified Consumer Services - 0.9%
Adtalem Global Education Inc (b)	72,196	7,265,805
Chegg Inc (b)	505,663	323,220
Frontdoor Inc (b)	35	1,344
Graham Holdings Co Class B	4,803	4,615,011
KinderCare Learning Cos Inc (b)	184,732	2,141,044
Universal Technical Institute Inc (b)	15,676	402,560
		14,748,984
Hotels, Restaurants & Leisure - 1.9%
Brinker International Inc (b)	54,470	8,118,754
International Game Technology PLC	147,855	2,404,122
Life Time Group Holdings Inc (b)	348,310	10,518,962
Light & Wonder Inc Class A (b)	36,270	3,141,345
Monarch Casino & Resort Inc	26,100	2,029,275
PlayAGS Inc (b)	113,847	1,378,687
Shake Shack Inc Class A (b)	49,725	4,384,253
		31,975,398
Household Durables - 2.2%
Cavco Industries Inc (b)	2,729	1,418,070
Ethan Allen Interiors Inc (c)	122,879	3,403,748
Flexsteel Industries Inc	28,979	1,058,023
Green Brick Partners Inc (b)	21,538	1,255,881
KB Home	45,943	2,670,207
M/I Homes Inc (b)	71,542	8,168,667
Meritage Homes Corp	112,812	7,996,115
Taylor Morrison Home Corp (b)	104,309	6,262,712
Tri Pointe Homes Inc (b)	109,547	3,496,740
		35,730,163
Leisure Products - 0.5%
Funko Inc Class A (b)	134,786	924,632
Peloton Interactive Inc Class A (b)(c)	853,295	5,392,825
Sturm Ruger & Co Inc	70,291	2,761,733
		9,079,190
Specialty Retail - 3.8%
Abercrombie & Fitch Co Class A	123,499	9,431,619
American Eagle Outfitters Inc	260,958	3,032,332
Camping World Holdings Inc Class A	127,607	2,062,129
Carparts Com Inc (b)	312,139	312,139
Carvana Co Class A (b)	38,270	8,001,492
EVgo Inc Class A (b)(c)	389,843	1,036,982
National Vision Holdings Inc (b)	76,307	975,203
ODP Corp/The (b)	115,382	1,653,424
Petco Health & Wellness Co Inc Class A (b)(c)	1,172,506	3,576,143
RealReal Inc/The (b)(c)	226,753	1,222,199
Sally Beauty Holdings Inc (b)	949,168	8,570,987
Sleep Number Corp (b)(c)	81,437	516,311
Sonic Automotive Inc Class A	31,453	1,791,563
Stitch Fix Inc Class A (b)(c)	411,789	1,338,314
Upbound Group Inc	324,407	7,772,792
Urban Outfitters Inc (b)	195,257	10,231,467
Victoria's Secret & Co (b)	27,640	513,551
		62,038,647
Textiles, Apparel & Luxury Goods - 0.1%
G-III Apparel Group Ltd (b)	9,444	258,293
Hanesbrands Inc (b)	259,414	1,496,819
Wolverine World Wide Inc	34,718	482,927
		2,238,039
TOTAL CONSUMER DISCRETIONARY		169,660,512

Consumer Staples - 4.0%
Beverages - 1.2%
Coca-Cola Consolidated Inc	5,200	7,020,000
National Beverage Corp	39,230	1,629,614
Primo Brands Corp Class A	341,193	12,108,940
		20,758,554
Consumer Staples Distribution & Retail - 1.6%
Natural Grocers by Vitamin Cottage Inc	39,267	1,578,533
Sprouts Farmers Market Inc (b)	112,749	17,210,008
United Natural Foods Inc (b)	178,434	4,887,308
Weis Markets Inc	15,389	1,185,722
		24,861,571
Food Products - 0.8%
Fresh Del Monte Produce Inc	94,454	2,912,017
Lancaster Colony Corp	35,862	6,275,850
WK Kellogg Co (c)	216,529	4,315,423
		13,503,290
Household Products - 0.2%
Energizer Holdings Inc	130,571	3,906,684
Personal Care Products - 0.1%
Honest Co Inc/The (b)	425,170	1,998,299
Medifast Inc (b)	16,436	221,557
		2,219,856
Tobacco - 0.1%
Turning Point Brands Inc	21,064	1,252,044
TOTAL CONSUMER STAPLES		66,501,999

Energy - 4.6%
Energy Equipment & Services - 2.1%
Archrock Inc	160,318	4,206,744
Aris Water Solutions Inc Class A (c)	87,481	2,802,891
Bristow Group Inc (b)	38,440	1,213,935
ChampionX Corp	47,115	1,404,027
Expro Group Holdings NV (b)	397,277	3,948,933
Helix Energy Solutions Group Inc (b)	296,621	2,464,921
Helmerich & Payne Inc (c)	303,519	7,927,917
Nabors Industries Ltd (b)(c)	67,962	2,834,695
Nabors Industries Ltd warrants 6/11/2026 (b)	10,764	20,963
Oil States International Inc (b)	103,093	530,929
ProPetro Holding Corp (b)	245,240	1,802,514
Tidewater Inc (b)	95,334	4,029,768
Transocean Ltd (b)(c)	754,058	2,390,364
		35,578,601
Oil, Gas & Consumable Fuels - 2.5%
Berry Corp	59,837	192,077
California Resources Corp	49,601	2,180,956
Core Natural Resources Inc	31,267	2,410,686
Crescent Energy Co Class A (c)	371,041	4,170,501
Delek US Holdings Inc	33,900	510,873
Dorian LPG Ltd	111,241	2,485,124
Excelerate Energy Inc Class A	24,665	707,392
Gulfport Energy Corp (b)	2,184	402,162
Matador Resources Co	77,613	3,965,248
Murphy Oil Corp	349,972	9,939,205
Riley Exploration Permian Inc (c)	48,867	1,425,450
Sitio Royalties Corp Class A	161,961	3,218,165
World Kinect Corp	363,865	10,319,211
		41,927,050
TOTAL ENERGY		77,505,651

Financials - 18.8%
Banks - 9.1%
1st Source Corp	27,044	1,617,502
Amalgamated Financial Corp (c)	56,085	1,612,444
Ameris Bancorp	122,750	7,066,718
Associated Banc-Corp	74,166	1,670,960
Atlantic Union Bankshares Corp (c)	26,910	837,977
Axos Financial Inc (b)	139,402	8,994,217
BancFirst Corp (c)	58,905	6,471,892
Bank of Hawaii Corp (c)	105,435	7,271,852
Banner Corp	19,873	1,267,301
Berkshire Hills Bancorp Inc	24,394	636,439
Byline Bancorp Inc	17,495	457,669
Cathay General Bancorp	22,521	969,079
Central Pacific Financial Corp	162,655	4,398,191
Coastal Financial Corp/WA Class A (b)	5,002	452,231
Community Financial System Inc	96,880	5,508,597
Community Trust Bancorp Inc	18,396	926,423
FB Financial Corp	103,619	4,803,777
Financial Institutions Inc (c)	37,911	946,259
First Busey Corp	164,915	3,562,164
First Commonwealth Financial Corp	205,572	3,194,589
First Financial Bancorp	94,719	2,366,081
First Financial Bankshares Inc	226,820	8,147,374
First Merchants Corp	164,450	6,650,358
Flushing Financial Corp	34,474	437,820
Fulton Financial Corp	588,982	10,654,685
Lakeland Financial Corp (c)	107,380	6,382,667
Mercantile Bank Corp	6,073	263,811
Midland States Bancorp Inc	15,919	272,533
NB Bancorp Inc (b)	179,942	3,251,552
Nbt Bancorp Inc	20,649	885,842
Northfield Bancorp Inc	144,911	1,580,979
Northwest Bancshares Inc	604,919	7,271,126
OceanFirst Financial Corp	115,642	1,967,070
Old National Bancorp/IN	236,419	5,009,719
Park National Corp (c)	23,892	3,617,249
Peapack-Gladstone Financial Corp	29,493	837,601
Provident Financial Services Inc	191,980	3,296,297
Renasant Corp (c)	60,360	2,048,015
S&T Bancorp Inc	13,007	481,909
Seacoast Banking Corp of Florida	28,790	740,767
ServisFirst Bancshares Inc	4,798	396,315
Sierra Bancorp	36,040	1,004,795
SouthState Corp	16,506	1,532,087
Stellar Bancorp Inc	8,599	237,848
TrustCo Bank Corp NY	7,898	240,731
United Bankshares Inc/WV	61,193	2,121,561
United Community Banks Inc/GA	16,630	467,802
Univest Financial Corp	10,072	285,642
Veritex Holdings Inc	144,645	3,611,786
Washington Trust Bancorp Inc	12,347	381,028
WesBanco Inc	322,320	9,979,027
Westamerica BanCorp	33,091	1,675,397
		150,763,755
Capital Markets - 3.1%
Acadian Asset Management Inc	53,326	1,379,010
BGC Group Inc Class A	651,180	5,971,321
Federated Hermes Inc Class B	224,279	9,143,855
Oppenheimer Holdings Inc Class A	8,844	527,367
PJT Partners Inc Class A	14,878	2,051,379
Stifel Financial Corp	87,511	8,248,787
StoneX Group Inc (b)	56,008	4,277,891
Victory Capital Holdings Inc Class A	172,445	9,979,392
Virtus Invt Partners Inc	6,233	1,074,320
WisdomTree Inc	1,083,963	9,668,950
		52,322,272
Consumer Finance - 1.7%
Bread Financial Holdings Inc	19,153	959,182
Dave Inc Class A (b)	60,411	4,993,573
Encore Capital Group Inc (b)	40,148	1,376,273
EZCORP Inc Class A (b)	324,265	4,773,181
FirstCash Holdings Inc	48,396	5,823,007
Lendingtree Inc (b)	73,685	3,704,145
NerdWallet Inc Class A (b)(c)	221,537	2,004,910
PROG Holdings Inc	166,941	4,440,631
Regional Management Corp	30,310	912,634
		28,987,536
Financial Services - 2.7%
AvidXchange Holdings Inc (b)	1,048,495	8,891,238
Compass Diversified Holdings	176,325	3,291,988
Flywire Corp (b)	125,687	1,194,027
Jackson Financial Inc	119,998	10,053,432
Merchants Bancorp/IN	30,557	1,130,609
NMI Holdings Inc (b)	175,818	6,338,239
Payoneer Global Inc (b)	1,300,353	9,505,580
Remitly Global Inc (b)	177,823	3,698,718
Waterstone Financial Inc	41,145	553,400
		44,657,231
Insurance - 1.8%
Amerisafe Inc	41,124	2,161,066
CNO Financial Group Inc	143,916	5,994,101
Genworth Financial Inc Class A (b)	420,123	2,978,672
HCI Group Inc (c)	22,547	3,364,689
Heritage Insurance Holdings Inc (b)	86,978	1,254,223
Lemonade Inc (b)(c)	102,339	3,216,515
Oscar Health Inc Class A (b)(c)	207,887	2,725,399
Root Inc/OH Class A (b)(c)	19,460	2,596,742
Selective Insurance Group Inc	15,246	1,395,619
Selectquote Inc (b)	350,642	1,171,144
Trupanion Inc (b)	67,218	2,505,215
Universal Insurance Holdings Inc	21,521	510,048
		29,873,433
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Brightspire Capital Inc Class A	70,313	390,940
Dynex Capital Inc	90,079	1,172,829
Kkr Real Estate Finance Trust Inc	141,138	1,524,290
Ladder Capital Corp Class A	118,257	1,349,312
TPG RE Finance Trust Inc	297,215	2,422,302
		6,859,673
TOTAL FINANCIALS		313,463,900

Health Care - 15.8%
Biotechnology - 7.0%
89bio Inc (b)(c)	197,653	1,436,937
ACADIA Pharmaceuticals Inc (b)	118,231	1,963,817
Adaptimmune Therapeutics Plc ADR (b)(c)	176,106	34,693
Adicet Bio Inc (b)	242,486	183,077
ADMA Biologics Inc (b)	118,736	2,355,722
Agios Pharmaceuticals Inc (b)	12,341	361,591
Akebia Therapeutics Inc (b)	612,729	1,176,440
Akero Therapeutics Inc (b)	76,583	3,100,080
Alkermes PLC (b)	135,355	4,469,422
Allakos Inc (b)	106,152	24,160
Amicus Therapeutics Inc (b)	303,922	2,480,004
AnaptysBio Inc (b)(c)	54,593	1,014,884
Anika Therapeutics Inc (b)	16,972	255,089
Annexon Inc (b)	91,959	177,481
Arbutus Biopharma Corp (b)(c)	60,335	210,569
Arcellx Inc (b)	16,034	1,051,830
Arcus Biosciences Inc (b)	109,398	858,774
Arcutis Biotherapeutics Inc (b)	101,070	1,580,735
ArriVent Biopharma Inc (b)	9,389	173,603
Arrowhead Pharmaceuticals Inc (b)	25,361	323,099
Assembly Biosciences Inc (b)	1,646	15,736
Atreca Inc Class A rights (b)(d)	1,051	0
Avidity Biosciences Inc (b)	51,739	1,527,335
Beam Therapeutics Inc (b)	25,035	488,934
Bicara Therapeutics Inc	69,079	900,099
BioCryst Pharmaceuticals Inc (b)	97,383	730,373
Biohaven Ltd (b)	84,237	2,025,057
Black Diamond Therapeutics Inc (b)(c)	246,970	382,804
Bluebird Bio Inc (b)	58,393	284,958
Blueprint Medicines Corp (b)	34,958	3,094,133
Bridgebio Pharma Inc (b)	70,806	2,447,763
C4 Therapeutics Inc (b)(c)	117,154	187,446
Candel Therapeutics Inc (b)	94,741	535,287
CareDx Inc (b)	64,088	1,137,562
Carisma Therapeutics Inc rights (b)(d)	304,482	3
Cartesian Therapeutics Inc rights (b)(d)	85,524	37,631
Catalyst Pharmaceuticals Inc (b)	118,912	2,883,616
Celldex Therapeutics Inc (b)	13,630	247,385
Cogent Biosciences Inc (b)	157,954	946,144
Crinetics Pharmaceuticals Inc (b)	38,194	1,281,027
Cytokinetics Inc (b)	55,220	2,219,292
Denali Therapeutics Inc (b)	44,631	606,758
Design Therapeutics Inc (b)	74,538	287,717
Dynavax Technologies Corp (b)	143,721	1,864,061
Emergent BioSolutions Inc (b)	116,881	568,042
Erasca Inc (b)(c)	253,665	347,521
FibroGen Inc (b)	1,947	603
Halozyme Therapeutics Inc (b)	69,096	4,409,016
Ideaya Biosciences Inc (b)	14,131	231,466
Inhibrx Biosciences Inc (c)	25,063	350,631
Insmed Inc (b)	133,015	10,147,714
Intellia Therapeutics Inc (b)(c)	159,418	1,133,462
Ironwood Pharmaceuticals Inc Class A (b)	327,623	481,606
Jounce Therapeutics Inc rights (b)(d)	118,367	1
KalVista Pharmaceuticals Inc (b)(c)	42,667	492,377
Kiniksa Pharmaceuticals International Plc Class A (b)	67,298	1,494,689
Kodiak Sciences Inc (b)	175,551	492,421
Krystal Biotech Inc (b)	5,933	1,069,720
Kymera Therapeutics Inc (b)	5,723	156,639
MacroGenics Inc (b)(c)	97,322	123,599
Madrigal Pharmaceuticals Inc (b)	9,765	3,234,461
Mirum Pharmaceuticals Inc (b)	44,814	2,018,871
Myriad Genetics Inc (b)	135,938	1,205,770
Neurogene Inc (b)	41,160	481,984
Novavax Inc (b)(c)	139,624	894,990
Nurix Therapeutics Inc (b)	42,706	507,347
Nuvalent Inc Class A (b)	12,003	851,253
Oncternal Therapeutics Inc rights (b)(c)(d)	1,148	0
Organogenesis Holdings Inc Class A (b)	151,190	653,141
ORIC Pharmaceuticals Inc (b)(c)	87,365	487,497
Praxis Precision Medicines Inc (b)	32,097	1,215,513
Precigen Inc (b)(c)	247,588	368,906
Protagonist Therapeutics Inc (b)	26,210	1,267,516
PTC Therapeutics Inc (b)	73,433	3,742,146
Puma Biotechnology Inc (b)	84,310	249,558
Q32 Bio Inc rights (b)(d)	40,603	0
Recursion Pharmaceuticals Inc Class A (b)(c)	63,984	338,475
REGENXBIO Inc (b)(c)	152,981	1,093,814
Replimune Group Inc (b)	124,396	1,212,861
Revolution Medicines Inc (b)	94,059	3,325,926
Rhythm Pharmaceuticals Inc (b)	54,101	2,865,730
Sangamo Therapeutics Inc (b)(c)	312,578	204,989
Scholar Rock Holding Corp (b)	49,875	1,603,481
Soleno Therapeutics Inc (b)	6,047	432,058
SpringWorks Therapeutics Inc (b)	30,589	1,349,893
Summit Therapeutics Inc (b)(c)	23,098	445,560
Surface Oncology Inc rights (b)(d)	60,289	0
Sutro Biopharma Inc (b)	103	67
Syndax Pharmaceuticals Inc (b)	105,351	1,294,237
TG Therapeutics Inc (b)	73,614	2,902,600
Tourmaline Bio Inc (b)	46,782	711,554
Travere Therapeutics Inc (b)	111,368	1,995,715
Twist Bioscience Corp (b)	61,196	2,402,555
Upstream Bio Inc	59,492	364,091
Vanda Pharmaceuticals Inc (b)	103,802	476,451
Vaxcyte Inc (b)	74,757	2,822,824
Veracyte Inc (b)	69,093	2,048,607
Vericel Corp (b)	15,266	681,169
Vir Biotechnology Inc (b)	40,063	259,608
Voyager Therapeutics Inc (b)(c)	65,709	222,096
Xencor Inc (b)	56,493	601,086
Zenas Biopharma Inc	34,776	274,730
Zentalis Pharmaceuticals Inc (b)	125,273	199,184
		116,170,949
Health Care Equipment & Supplies - 2.4%
Accuray Inc Del (b)	563,293	1,008,294
AngioDynamics Inc (b)	76,312	716,570
Artivion Inc (b)	41,067	1,009,427
AtriCure Inc (b)	47,061	1,518,188
Avanos Medical Inc (b)	191,922	2,750,242
Axogen Inc (b)	208,713	3,861,191
Bioventus Inc (b)	205,207	1,877,644
Cerus Corp (b)(c)	529,983	736,676
Glaukos Corp (b)	52,267	5,144,118
Haemonetics Corp (b)	42,486	2,699,985
iRhythm Technologies Inc (b)	57,585	6,027,998
LivaNova PLC (b)	23,825	935,846
Merit Medical Systems Inc (b)	32,831	3,470,565
Omnicell Inc (b)	62,973	2,201,536
Tactile Systems Technology Inc (b)	57,564	760,996
Tandem Diabetes Care Inc (b)	80,217	1,536,958
Treace Medical Concepts Inc (b)	64,223	538,831
Varex Imaging Corp (b)	205,084	2,378,974
Zimvie Inc (b)	15,251	164,711
		39,338,750
Health Care Providers & Services - 3.9%
Alignment Healthcare Inc (b)	202,226	3,765,448
BrightSpring Health Services Inc (b)	251,148	4,543,267
Brookdale Senior Living Inc (b)	74,784	468,148
GeneDx Holdings Corp Class A (b)	34,461	3,052,038
Guardant Health Inc (b)	290,772	12,386,888
HealthEquity Inc (b)	117,147	10,352,280
Hims & Hers Health Inc Class A (b)(c)	100,524	2,970,484
Option Care Health Inc (b)	388,558	13,580,103
PACS Group Inc (b)	159,394	1,791,589
Patterson Cos Inc	225,979	7,059,584
Pediatrix Medical Group Inc (b)	59,508	862,271
Progyny Inc (b)	193,915	4,332,061
		65,164,161
Health Care Technology - 0.5%
Health Catalyst Inc (b)(c)	185,308	839,444
HealthStream Inc	92,504	2,976,779
Phreesia Inc (b)	182,342	4,660,662
		8,476,885
Life Sciences Tools & Services - 0.1%
Adaptive Biotechnologies Corp (b)	203,669	1,513,261
Codexis Inc (b)(c)	212,052	570,420
Cytek Biosciences Inc (b)	144,226	578,346
Mesa Laboratories Inc (c)	2,480	294,277
NanoString Technologies Inc (b)(c)(d)	84,939	1
OmniAb Inc (b)(c)	113,769	273,045
Quanterix Corp (b)	94,991	618,391
		3,847,741
Pharmaceuticals - 1.9%
Amneal Intermediate Inc Class A (b)	183,935	1,541,375
Atea Pharmaceuticals Inc (b)	69,115	206,654
Avadel Pharmaceuticals PLC Class A (b)	179,109	1,402,423
Axsome Therapeutics Inc (b)	16,988	1,981,310
BioAge Labs Inc (c)	71,284	268,028
Collegium Pharmaceutical Inc (b)	35,949	1,073,078
Corcept Therapeutics Inc (b)	81,026	9,254,790
Edgewise Therapeutics Inc (b)	14,839	326,458
Evolus Inc (b)	56,471	679,346
Ligand Pharmaceuticals Inc (b)(c)	17,558	1,846,048
MBX Biosciences Inc (c)	43,956	324,395
Nuvation Bio Inc Class A (b)(c)	378,947	666,947
Pacira BioSciences Inc (b)(c)	66,161	1,644,101
Phibro Animal Health Corp Class A	46,922	1,002,254
Prestige Consumer Healthcare Inc (b)	50,705	4,359,109
Septerna Inc (c)	49,343	285,696
Supernus Pharmaceuticals Inc (b)	54,959	1,799,907
Tarsus Pharmaceuticals Inc (b)	12,413	637,656
WaVe Life Sciences Ltd (b)	78,245	632,220
Xeris Biopharma Holdings Inc (b)	219,968	1,207,624
		31,139,419
TOTAL HEALTH CARE		264,137,905

Industrials - 15.8%
Aerospace & Defense - 1.3%
AAR Corp (b)	140,531	7,868,331
Archer Aviation Inc Class A (b)(c)	293,852	2,089,288
Ducommun Inc (b)	53,899	3,127,759
Intuitive Machines Inc Class A (b)(c)	86,613	645,267
Moog Inc Class A	15,315	2,654,855
National Presto Industries Inc	3,845	338,014
Park Aerospace Corp	18,532	249,255
Rocket Lab USA Inc Class A (b)(c)	256,782	4,591,262
		21,564,031
Air Freight & Logistics - 0.1%
Hub Group Inc Class A	35,297	1,311,989
Building Products - 1.3%
Apogee Enterprises Inc	106,479	4,933,172
Gibraltar Industries Inc (b)	52,227	3,063,636
Griffon Corp	156,121	11,162,652
Resideo Technologies Inc (b)	154,487	2,734,420
UFP Industries Inc	4	427
Zurn Elkay Water Solutions Corp	16,911	557,725
		22,452,032
Commercial Services & Supplies - 1.6%
ABM Industries Inc	178,852	8,470,431
BrightView Holdings Inc (b)	111,681	1,433,984
Brink's Co/The	8,364	720,642
CECO Environmental Corp (b)	142,367	3,245,968
Healthcare Services Group Inc (b)	109,314	1,101,885
Interface Inc	116,803	2,317,372
OPENLANE Inc (b)	230,767	4,449,188
Pitney Bowes Inc	448,164	4,055,884
Steelcase Inc Class A	41,364	453,349
UniFirst Corp/MA	1,657	288,318
		26,537,021
Construction & Engineering - 2.3%
Arcosa Inc	94,414	7,281,208
Comfort Systems USA Inc	24,464	7,885,481
Dycom Industries Inc (b)	27,920	4,253,333
EMCOR Group Inc	21,821	8,065,696
Granite Construction Inc	21,690	1,635,426
IES Holdings Inc (b)	4,648	767,431
Limbach Holdings Inc (b)(c)	13,032	970,493
Sterling Infrastructure Inc (b)	59,675	6,755,807
		37,614,875
Electrical Equipment - 1.5%
EnerSys	122,236	11,194,373
Enovix Corp Class B (b)(c)	24,005	176,197
Fluence Energy Inc Class A (b)(c)	249,045	1,207,868
LSI Industries Inc	73,935	1,256,895
NEXTracker Inc Class A (b)	64,377	2,712,847
Preformed Line Products Co (c)	12,032	1,685,563
Thermon Group Holdings Inc (b)	49,212	1,370,554
Vicor Corp (b)(c)	117,148	5,480,183
		25,084,480
Ground Transportation - 0.3%
ArcBest Corp	7,698	543,325
Heartland Express Inc	24,703	227,761
Marten Transport Ltd	338,216	4,640,324
		5,411,410
Machinery - 1.9%
Albany International Corp Class A (c)	47,324	3,267,249
Atmus Filtration Technologies Inc	117,663	4,321,762
Enerpac Tool Group Corp Class A	20,729	929,903
ESCO Technologies Inc	9,130	1,452,766
Gorman-Rupp Co/The	8,897	312,285
Greenbrier Cos Inc/The	10,617	543,803
Hillman Solutions Corp Class A (b)	335,718	2,950,961
Hurco Cos Inc	11,949	185,328
Hyster-Yale Inc Class A	46,586	1,935,182
L B Foster Co Class A (b)	11,715	230,550
Mueller Water Products Inc Class A1	116,799	2,969,031
Proto Labs Inc (b)	57,669	2,020,722
Tennant CO	11,562	922,070
Terex Corp	74,636	2,819,748
Trinity Industries Inc	135,194	3,793,544
Watts Water Technologies Inc Class A	17,142	3,495,597
		32,150,501
Marine Transportation - 0.2%
Matson Inc	22,333	2,862,421
Passenger Airlines - 0.8%
Allegiant Travel Co	31,616	1,632,966
JetBlue Airways Corp (b)	187,797	905,182
Joby Aviation Inc Class A (b)(c)	99,639	599,827
SkyWest Inc (b)	119,766	10,463,955
Sun Country Airlines Holdings Inc (b)	28	345
		13,602,275
Professional Services - 1.7%
Barrett Business Services Inc	73,329	3,017,488
CRA International Inc	12,638	2,188,902
CSG Systems International Inc	46,684	2,822,981
ExlService Holdings Inc (b)	119,842	5,657,741
Huron Consulting Group Inc (b)	16,047	2,301,942
Kelly Services Inc Class A	74,824	985,432
Maximus Inc	137,706	9,390,172
Planet Labs PBC Class A (b)	249,155	842,144
Willdan Group Inc (b)	8,518	346,853
		27,553,655
Trading Companies & Distributors - 2.8%
Applied Industrial Technologies Inc	57,205	12,890,576
Beacon Roofing Supply Inc (b)	14,781	1,828,410
Boise Cascade Co	32,447	3,182,726
DNOW Inc (b)	204,522	3,493,236
DXP Enterprises Inc/TX (b)	91,761	7,548,260
FTAI Aviation Ltd	40,249	4,468,846
GATX Corp	18,583	2,885,382
Global Industrial Co	23,388	523,891
H&E Equipment Services Inc	3,795	359,728
McGrath RentCorp	5,505	613,257
Mrc Global Inc (b)	121,079	1,389,987
Rush Enterprises Inc Class A	115,061	6,145,408
Xometry Inc Class A (b)	79,849	1,989,837
		47,319,544
TOTAL INDUSTRIALS		263,464,234

Information Technology - 13.8%
Communications Equipment - 0.8%
Calix Inc (b)	26,436	936,892
CommScope Holding Co Inc (b)	744,314	3,952,307
Extreme Networks Inc (b)	85,724	1,134,129
Harmonic Inc (b)	24,629	236,192
NetScout Systems Inc (b)	187,012	3,929,122
Viavi Solutions Inc (b)	310,964	3,479,687
		13,668,329
Electronic Equipment, Instruments & Components - 2.5%
Arlo Technologies Inc (b)	329,867	3,255,787
Benchmark Electronics Inc	185,225	7,044,107
Daktronics Inc (b)	85,472	1,041,049
Itron Inc (b)	52,760	5,527,138
Kimball Electronics Inc (b)	51,438	846,155
Mirion Technologies Inc Class A (b)	256,253	3,715,669
PC Connection Inc	50,377	3,144,532
Plexus Corp (b)	58,864	7,542,244
Sanmina Corp (b)	120,434	9,174,662
		41,291,343
Semiconductors & Semiconductor Equipment - 2.6%
ACM Research Inc Class A (b)	159,001	3,711,083
Alpha & Omega Semiconductor Ltd (b)	22,762	565,863
Ambarella Inc (b)	178,864	9,002,225
Axcelis Technologies Inc (b)	42,773	2,124,535
CEVA Inc (b)	17,165	439,596
Credo Technology Group Holding Ltd (b)	117,379	4,713,941
Diodes Inc (b)	22,190	957,942
FormFactor Inc (b)	54,647	1,545,964
MaxLinear Inc Class A (b)	530,372	5,759,840
PDF Solutions Inc (b)	99,555	1,902,496
Penguin Solutions Inc (b)	61,293	1,064,659
Photronics Inc (b)	88,767	1,842,803
Power Integrations Inc	16,976	857,288
Rigetti Computing Inc Class A (b)(c)	26,271	208,066
Semtech Corp (b)	92,755	3,190,772
Ultra Clean Holdings Inc (b)	138,176	2,958,348
Veeco Instruments Inc (b)(c)	96,834	1,944,427
		42,789,848
Software - 7.5%
8x8 Inc (b)	852,726	1,705,452
Airship AI Holdings Inc Class A (b)(c)	123,314	475,992
Alarm.com Holdings Inc (b)	131,993	7,345,410
Appian Corp Class A (b)	98,727	2,844,325
Asana Inc Class A (b)	507,875	7,399,739
Aurora Innovation Inc Class A (b)(c)	449,596	3,023,533
AvePoint Inc Class A (b)	68,747	992,707
Blackbaud Inc (b)	66,644	4,135,260
Clear Secure Inc Class A	413,927	10,724,849
Clearwater Analytics Holdings Inc Class A (b)	131,149	3,514,793
Commvault Systems Inc (b)	45,301	7,146,686
Domo Inc Class B (b)	220,138	1,708,271
E2open Parent Holdings Inc Class A (b)(c)	109,863	219,726
Intapp Inc (b)	109,270	6,379,183
InterDigital Inc (c)	32,141	6,645,152
Jamf Holding Corp (b)	67,456	819,590
LivePerson Inc (b)(c)	652,461	521,382
LiveRamp Holdings Inc (b)	293,813	7,680,272
Meridianlink Inc (b)(c)	21,448	397,431
PagerDuty Inc (b)	424,116	7,748,599
Progress Software Corp	15,294	787,794
PROS Holdings Inc (b)	204,418	3,890,075
Q2 Holdings Inc (b)	145,743	11,660,897
Qualys Inc (b)	31,214	3,930,779
SEMrush Holdings Inc Class A (b)	24,430	227,932
SolarWinds Corp	163,825	3,019,295
SoundHound AI Inc Class A (b)(c)	95,706	777,133
Sprinklr Inc Class A (b)	227,299	1,897,947
SPS Commerce Inc (b)	13,137	1,743,674
Tenable Holdings Inc (b)	311,598	10,899,698
Upland Software Inc (b)	63,572	181,815
Weave Communications Inc (b)	68,666	761,506
Xperi Inc (b)	233,237	1,800,590
Yext Inc (b)	222,076	1,367,988
		124,375,475
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure Inc Class A (c)	44,201	480,464
Diebold Nixdorf Inc (b)	75,955	3,320,753
Immersion Corp (c)	239,034	1,811,878
IonQ Inc (b)(c)	86,486	1,908,746
		7,521,841
TOTAL INFORMATION TECHNOLOGY		229,646,836

Materials - 4.7%
Chemicals - 1.9%
American Vanguard Corp	115,994	510,374
Balchem Corp	25,572	4,244,952
Hawkins Inc	22,875	2,422,920
HB Fuller Co	150,760	8,460,651
Minerals Technologies Inc	115,919	7,368,971
Sensient Technologies Corp	121,308	9,028,954
Trinseo PLC	69,097	254,277
		32,291,099
Construction Materials - 0.4%
Knife River Corp (b)	35,976	3,245,395
United States Lime & Minerals Inc	35,709	3,155,961
		6,401,356
Containers & Packaging - 0.3%
Myers Industries Inc	88,242	1,052,727
O-I Glass Inc (b)	337,055	3,866,021
		4,918,748
Metals & Mining - 2.1%
Carpenter Technology Corp	67,301	12,193,596
Coeur Mining Inc (b)	1,107,162	6,554,399
Commercial Metals Co	54,713	2,517,345
Hecla Mining Co	822,311	4,572,049
Olympic Steel Inc	40,240	1,268,365
SunCoke Energy Inc	680,317	6,258,916
Worthington Steel Inc (c)	25,239	639,304
		34,003,974
TOTAL MATERIALS		77,615,177

Real Estate - 5.4%
Diversified REITs - 0.5%
American Assets Trust Inc	223,581	4,502,922
Empire State Realty Trust Inc Class A	473,964	3,706,398
		8,209,320
Health Care REITs - 1.6%
American Healthcare REIT Inc	10,867	329,270
CareTrust REIT Inc	436,001	12,460,909
Community Healthcare Trust Inc	67,430	1,224,529
Global Medical REIT Inc	164,549	1,439,804
Healthpeak Properties Inc	443,945	8,976,568
Universal Health Realty Income Trust	12,524	512,983
		24,944,063
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc (c)	52,902	682,965
Office REITs - 0.1%
COPT Defense Properties	17,232	469,916
Easterly Government Properties Inc	89,320	946,792
Hudson Pacific Properties Inc	240,108	708,319
		2,125,027
Real Estate Management & Development - 1.2%
Anywhere Real Estate Inc (b)	588,907	1,961,060
Compass Inc Class A (b)	1,253,865	10,946,241
Cushman & Wakefield PLC (b)	163,230	1,668,211
eXp World Holdings Inc (c)	387,981	3,794,454
Opendoor Technologies Inc Class A (b)	596,172	608,095
RE/MAX Holdings Inc Class A (b)	25,556	213,904
Redfin Corp (b)	109,789	1,011,157
		20,203,122
Residential REITs - 0.1%
Centerspace	14,303	926,119
NexPoint Residential Trust Inc	9,385	370,989
Veris Residential Inc	59,044	999,025
		2,296,133
Retail REITs - 1.3%
Alexander's Inc	2,018	422,085
CBL & Associates Properties Inc	13,342	354,629
Kite Realty Group Trust	135,032	3,020,666
Macerich Co/The	237,203	4,072,776
Phillips Edison & Co Inc	283,183	10,333,348
Urban Edge Properties	47,755	907,345
Whitestone REIT	117,502	1,712,004
		20,822,853
Specialized REITs - 0.6%
Outfront Media Inc	648,652	10,469,243
TOTAL REAL ESTATE		89,752,726

Utilities - 1.4%
Electric Utilities - 0.1%
ALLETE Inc	13,105	860,998
TXNM Energy Inc	29,714	1,589,105
		2,450,103
Gas Utilities - 1.0%
New Jersey Resources Corp	149,349	7,327,062
Southwest Gas Holdings Inc	121,245	8,705,391
		16,032,453
Multi-Utilities - 0.3%
Avista Corp	108,305	4,534,730
Water Utilities - 0.0%
Consolidated Water Co Ltd	11,967	293,072
TOTAL UTILITIES		23,310,358

TOTAL UNITED STATES		1,625,398,937
TOTAL COMMON STOCKS (Cost $1,796,318,524)		1,645,338,533

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025	4.25 to 4.27	440,000	439,533
US Treasury Bills 0% 4/17/2025 (f)	4.25	1,190,000	1,187,747
US Treasury Bills 0% 4/3/2025	4.24	740,000	739,826
US Treasury Bills 0% 5/15/2025 (f)	4.26	420,000	417,826
US Treasury Bills 0% 5/22/2025 (f)	4.26	400,000	397,606
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,182,590)			3,182,538

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	21,818,819	21,823,183
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	84,622,062	84,630,524
TOTAL MONEY MARKET FUNDS (Cost $106,453,706)			106,453,707

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $1,905,954,820)	1,754,974,778
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(88,114,931)
NET ASSETS - 100.0%	1,666,859,847

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	188	Jun 2025	19,054,740	(372,539)	(372,539)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,798,567.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,391,601	196,127,127	205,695,545	673,563	-	-	21,823,183	21,818,819	0.0%
Fidelity Securities Lending Cash Central Fund	29,678,010	324,373,625	269,421,111	273,026	-	-	84,630,524	84,622,062	0.3%
Total	61,069,611	520,500,752	475,116,656	946,589	-	-	106,453,707

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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